Property and equipment	12 Months Ended
Dec. 31, 2025
Property and equipment
Property and equipment

9.Property and equipment

	Right-of-use
Cost	asset	Equipment	Total
	$	$	$
Balance, December 31, 2023	114,588	23,344	137,932
Additions	96,998	—	96,998
Balance, December 31, 2024	211,586	23,344	234,930
Additions	88,074	—	88,074
Balance, December 31, 2025	299,660	23,344	323,004

	Right-of-use
Accumulated amortization	asset	Equipment	Total
	$	$	$
Balance, December 31, 2023	103,675	10,330	114,005
Amortization	78,525	7,679	86,204
Balance, December 31, 2024	182,200	18,009	200,209
Amortization	80,763	4,967	85,730
Balance, December 31, 2025	262,963	22,976	285,939

9.Property and equipment (continued)

	Right-of-use
Carrying values	asset	Equipment	Total
	$	$	$
At December 31, 2024	29,386	5,335	34,721
At December 31, 2025	36,697	368	37,065

The Company entered into an office lease during the year ended December 31, 2022 for which a right-of-use asset was recognized (Note 11). During the year ended December 31, 2025, the Company extended its office lease. A $88,074 right - of - use asset addition was recognized with a corresponding $88,074 increase to the lease liability.